Report of Directors Financial Review Risk Report - Sources of funding and uses (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	$ 3,017,048	$ 3,038,677
Funding uses	3,017,048	3,038,677
Loans and advances to customers at amortised cost
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	930,658	938,535
Loans and advances to banks at amortised cost
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	102,039	112,902
– reverse repurchase agreements – non-trading
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	252,549	252,217
Cash collateral, margin, settlement accounts and items in course of collection from other banks
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	78,538	96,253
Assets held for sale
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	27,234	114,134
Trading assets
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	314,842	289,159
Trading assets | – reverse repos
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	16,823	16,575
Trading assets | – stock borrowing
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	8,374	14,609
Trading assets | – other trading assets
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	289,645	257,975
Financial investments
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	493,166	442,763
Cash and balances with central banks
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	267,674	285,868
Other balance sheet assets
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	550,348	506,846
Customer accounts
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	1,654,955	1,611,647
Deposits by banks
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	73,997	73,163
Repurchase agreements – non-trading
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	180,880	172,100
Debt securities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	105,785	93,917
Cash collateral, margin, settlement accounts and items in course of transmission to other banks
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	82,732	92,550
Liabilities of disposal groups held for sale
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	29,011	108,406
Subordinated liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	25,958	24,954
Financial liabilities designated at fair value
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	138,727	141,426
Insurance contract liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	107,629	120,851
Trading liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	65,982	73,150
Trading liabilities | Reverse repurchase agreements – non-trading
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	14,806	12,198
Trading liabilities | – stock lending
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	3,525	3,322
Trading liabilities | – other trading liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	47,651	57,630
Total equity
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	192,273	192,610
Other balance sheet liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	$ 359,119	$ 333,903